ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31,	December 31
	2014	2013
Accounts Receivable	$-	$-
Israeli government authorities	62	54
Prepaid expenses	60	106
	$122	$160

	December 31,
	2013	2012

Israeli government authorities	$54	$11
Prepaid expenses	106	105
	$160	$116